Growth and Income Portfolio
Portfolio of Investments October 31, 1995
-         -------------------------------------------------------
----------------  ------
              Issuer                   Shares          Value
------   ----------------------------- ------------
--------------
LONG-TERM INVESTMENTS -- 86.4%
COMMON STOCK -- 73.3%
Aerospace -- 1.9%
General Motors Class H.............      300,000   $   12,600,000
Loral Corp. .......................      320,000        9,480,000
United Technologies, Corp. ........      150,000       13,312,500
                                                   --------------
                                                       35,392,500
                                                   --------------
Agricultural Production/
 Services -- 1.7%
AGCO Corp. ........................      175,000        7,831,250
Case Corp. ........................      375,000       14,296,875
Deere & Co. .......................      100,000        8,937,500
                                                   --------------
                                                       31,065,625
                                                   --------------
Apparel/Textiles -- 0.2%
V.F. Corp. ........................       75,000        3,590,625
                                                   --------------
Automotive -- 2.6%
Chrysler Corp. ....................      214,027       11,049,144
Dana Corp. ........................      300,000        7,687,500
Echlin, Inc. ......................      400,000       14,300,000
General Motors.....................      200,000        8,750,000
TRW Inc. ..........................      100,000        6,575,000
                                                   --------------
                                                       48,361,644
                                                   --------------
Banking -- 3.3%
Bank of New York Company, Inc. ....      375,000       15,750,000
Citicorp...........................      265,000       17,191,875
First Bank System Inc. ............      150,000        7,462,500
NationsBank Corp. .................      125,000        8,218,750
Norwest Corp. .....................      415,000       12,242,500
                                                   --------------
                                                       60,865,625
                                                   --------------
Chemicals -- 2.7%
Air Products & Chemicals, Inc. ....      200,000       10,325,000
Dow Chemical Co. ..................       90,000        6,176,250
duPont (EI) deNemours..............      300,000       18,712,500
Praxair, Inc. .....................      225,000        6,075,000
Union Carbide Corp. ...............      235,000        8,900,625
                                                   --------------
                                                       50,189,375
                                                   --------------
Computer Software -- 1.5%
Computer Associates
 International.....................      200,000       11,000,000
General Motors Corp., Class E......      200,000        9,425,000
Reynolds & Reynolds, Inc., Class
 A.................................      223,000        7,944,375
                                                   --------------
                                                       28,369,375
                                                   --------------
Computers/Computer Hardware -- 4.1%
Apple Computer Inc. ...............      210,000        7,625,625
Comdisco, Inc. ....................      180,000        5,490,000
Compaq Computer*...................      400,000       22,300,000
International Business Machines
 Corp. ............................       75,000        7,293,750
Read-Rite Corp. ...................      250,000        8,718,750
SCI Systems, Inc.*.................      200,000        7,025,000
Sun Microsystems, Inc.*............      225,000       17,550,000
                                                   --------------
                                                       76,003,125
                                                   --------------
              Issuer                   Shares          Value
----------------------------------- ------------   --------------
Construction Machinery -- 0.8%
Caterpillar Inc. ..................      250,000   $   14,031,250
                                                   --------------
Consumer Products -- 1.7%
Black & Decker Corp. ..............      300,000       10,162,500
Procter & Gamble Co. ..............      100,000        8,100,000
Shaw Industries....................      195,000        2,486,250
Toro Co. ..........................      120,000        3,465,000
Whirlpool Corp. ...................      130,000        6,890,000
                                                   --------------
                                                       31,103,750
                                                   --------------
Diversified -- 0.7%
Textron, Inc. .....................      200,000       13,750,000
                                                   --------------
Electronics/Electrical
 Equipment -- 1.9%
Analog Devices Inc. ...............      200,000        7,225,000
Texas Instruments..................      250,198       17,076,014
Xilinx, Inc.*......................      225,000       10,350,000
                                                   --------------
                                                       34,651,014
                                                   --------------
Electronics Distributor -- 0.4%
Arrow Electronics, Inc.*...........      150,000        7,612,500
                                                   --------------
Entertainment -- 0.6%
Trump Hotels & Casino Resorts,
 Inc. .............................      325,000        5,525,000
Viacom, Inc. Class B*..............      125,763        6,288,150
                                                   --------------
                                                       11,813,150
                                                   --------------
Environmental Services -- 0.4%
Browning-Ferris Industries,
 Inc. .............................      250,000        7,281,250
                                                   --------------
Financial Services -- 2.7%
Advanta Corp., Class A.............      100,000        3,875,000
American Express Co. ..............      200,000        8,125,000
American General Delaware..........      450,000       14,793,750
Dean Witter, Discover & Co. .......      207,806       10,338,349
Federal National Mortgage
 Assoc. ...........................      130,000       13,633,750
                                                   --------------
                                                       50,765,849
                                                   --------------
Food/Beverage Products -- 4.1%
Coca-Cola Enterprises, Inc. .......      400,000       10,650,000
ConAgra, Inc. .....................      225,000        8,690,625
CPC International, Inc.*...........      100,000        6,637,500
IBP, Inc. .........................      140,000        8,382,500
PepsiCo., Inc. ....................      250,000       13,187,500
Philip Morris Companies, Inc. .....      175,000       14,787,500
RJR Nabisco Holdings Corp. ........      250,000        7,687,500
Seagram Company, Ltd. .............      200,000        7,200,000
                                                   --------------
                                                       77,223,125
                                                   --------------
Health Care -- 2.6%
Baxter International Inc. .........      400,000       15,450,000
Columbia/HCA Healthcare Corp. .....      235,000       11,544,375
FHP International Corp.*...........      200,000        4,850,000
Humana, Inc.*......................      225,000        4,753,125
Manor Care, Inc. ..................      125,000        4,093,750
Tenet Healthcare Corp.*............      415,000        7,418,125
                                                   --------------
                                                       48,109,375
                                                   --------------

                      See notes to financial statements.

                                      17

Growth and Income Portfolio
Portfolio of Investments October 31, 1995 (continued)
<caption---------------------------------------------------------
---------------------
              Issuer                   Shares          Value
---   -------------------------------- ------------
--------------
Insurance -- 4.1%
Allstate Corp. ....................      278,110   $   10,220,543
American International Group.......      142,500       12,023,438
Chubb Corp. .......................      150,000       13,481,250
Mid Ocean, Ltd.*...................      170,000        6,013,750
Reliastar Financial Corp. .........      140,000        5,845,000
St. Paul Companies, Inc. ..........      200,000       10,150,000
Transamerica Corp. ................      150,000       10,162,500
Transport Holdings, Inc., Class
 A*................................          750           29,437
Travelers, Inc. ...................      150,000        7,575,000
                                                   --------------
                                                       75,500,918
                                                   --------------
Manufacturing -- 2.3%
Eaton Corp. .......................      150,000        7,687,500
Johnson Controls...................      275,000       16,018,750
Kennametal Inc. ...................      175,000        5,446,875
Varity Corp.*......................      400,000       14,500,000
                                                   --------------
                                                       43,653,125
                                                   --------------
Metals/Mining -- 1.6%
Aluminum Co. of America (ALCOA)....      200,000       10,200,000
Inco, Ltd. ........................      375,000       12,890,625
Phelps Dodge Corp. ................      100,000        6,337,500
                                                   --------------
                                                       29,428,125
                                                   --------------
Office/Business Equipment -- 0.4%
Xerox Corp. .......................       55,000        7,136,250
                                                   --------------
Oil & Gas -- 6.2%
Amoco Corp. .......................      150,000        9,581,250
Ashland Inc. ......................      250,000        7,906,250
Halliburton Company................      449,000       18,633,500
Mobil Corp. .......................      125,000       12,593,750
Panhandle Eastern Corp. ...........      650,000       16,412,500
Phillips Petroleum Co. ............      355,000       11,448,750
Smith International*...............      194,200        3,107,200
Triton Energy Corp. ...............      250,000       11,656,250
Ultramar Corp. ....................      200,000        4,875,000
Unocal Corp. ......................      250,000        6,562,500
Williams Companies, Inc. ..........      300,000       11,587,500
                                                   --------------
                                                      114,364,450
                                                   --------------
Paper/Forest Products -- 3.1%
Boise Cascade Corp. ...............      150,000        5,437,500
Champion International Corp. ......      370,000       19,795,000
Fort Howard Corp.*.................      400,000        6,700,000
Mead Corp. ........................      170,000        9,796,250
Willamette Industries..............      261,000       15,138,000
                                                   --------------
                                                       56,866,750
                                                   --------------
Pharmaceuticals -- 2.4%
Allergan Inc. .....................      150,000        4,406,250
American Home Products Corp. ......      100,000        8,862,500
Glaxo Wellcome Plc.................      300,000        8,137,500
Schering-Plough Corp. .............      250,000       13,406,250
Smithkline Beecham Plc, ADR........      175,000        9,078,125
                                                   --------------
                                                       43,890,625
                                                   --------------
              Issuer                   Shares          Value
----------------------------------- ------------   --------------
Printing & Publishing -- 1.1%
Harcourt General, Inc. ............      200,000   $    7,925,000
The News Corporation, Ltd, ADR.....      300,000        5,962,500
Tribune Co. .......................      125,000        7,890,625
                                                   --------------
                                                       21,778,125
                                                   --------------
Real Estate Investment
 Trust -- 0.3%
Hospitality Properties Trust.......      181,000        4,751,250
                                                   --------------
Restaurants/Food Services -- 0.3%
Wendy's International, Inc. .......      325,000        6,459,375
                                                   --------------
Retailing -- 5.0%
American Stores Co. ...............      485,000       14,489,375
Circuit City Stores, Inc. .........      420,000       14,017,500
Dayton-Hudson Corp. ...............      250,000       17,187,500
Kroger Co.*........................      654,000       21,827,250
May Department Stores..............      400,000       15,700,000
Sears Roebuck & Co. ...............      300,000       10,200,000
                                                   --------------
                                                       93,421,625
                                                   --------------
Shipping/Transportation -- 3.3%
Burlington Northern, Inc. .........      100,000        8,387,500
Consolidated Railway, Inc. ........      200,000       13,750,000
CSX Corp. .........................      200,000       16,750,000
Federal Express Corp.*.............      100,000        8,212,500
Ryder System.......................      300,000        7,237,500
XTRA Corp. ........................      155,000        6,800,625
                                                   --------------
                                                       61,138,125
                                                   --------------
Steel -- 0.8%
LTV Corp.*.........................      300,000        4,200,000
USX-US Steel Group, Inc. ..........      340,000       10,157,500
                                                   --------------
                                                       14,357,500
                                                   --------------
Telecommunications -- 3.4%
AT&T Corp. ........................      225,000       14,400,000
Frontier Corp. ....................      200,000        5,400,000
GTE Corp. .........................      400,000       16,500,000
Sprint Corp. ......................      275,000       10,587,500
Tele-Communications, Class A*......      350,000        5,950,000
U S West, Inc. ....................      200,000        9,525,000
                                                   --------------
                                                       62,362,500
                                                   --------------
Toys & Games -- 0.4%
Mattel, Inc. ......................      250,000        7,187,500
                                                   --------------
Utilities -- 4.7%
CINergy Corp. .....................      200,000        5,675,000
CMS Energy Corp. ..................      375,000       10,359,375
Eastern Utilities Associates.......      200,000        4,700,000
FPL Group Inc. ....................      285,000       11,934,375
General Public Utilities...........      300,000        9,375,000
Nipsco Industries Inc. ............      205,000        7,482,500
Oklahoma Gas & Electric Co. .......      150,000        6,000,000
PECO Energy Co. ...................      259,100        7,578,675
Pinnacle West Capital Corp. .......      700,000       19,250,000
Public Service Co. of Colorado.....      115,000        3,924,375
                                                   --------------
                                                       86,279,300
                                                   --------------

                      See notes to financial statements.

                                      18

Growth and Income Portfolio
Portfolio of Investments October 31, 1995 (continued)
-         -------------------------------------------------------
----------------------
              Issuer                   Shares          Value
-----   ------------------------------ ------------
--------------
TOTAL COMMON STOCK
 (Cost $1,168,160,359).............                $1,358,754,700
                                                   --------------
CONVERTIBLE PREFERRED STOCK -- 5.0%
Airlines --
Delta Airlines, Ser. C, $3.50......      150,000        8,306,250
                                                   --------------
Automotive --
Ford Motor Co., Ser. A, 8.4%.......       80,000        7,520,000
                                                   --------------
Computers/Computer Hardware --
Ceridian Corp., 5.5%...............      120,000       11,700,000
                                                   --------------
Entertainment --
Time Warner Financing Trust,
 $1.24.............................      200,000        6,400,000
                                                   --------------
Electronics/Electrical
 Equipment --
Westinghouse Electric, Ser. C,
 $1.30.............................      800,000       10,981,600
                                                   --------------
Environmental Services --
Browning-Ferris, Inc., 7.25%.......       88,000        2,893,000
                                                   --------------
Financial Services --
American General Delaware, Ser. A,
 $3.00.............................      118,000        6,106,500
                                                   --------------
Food/Beverage Products --
RJR Nabisco Holdings Corp., Ser. C,
 $0.6012...........................      700,000        4,375,000
                                                   --------------
Health Care --
FHP International Corp., Ser. A,
 5.0%..............................      225,000        5,343,750
                                                   --------------
Oil & Gas --
Diamond Shamrock, 5.0%#............      120,000        6,540,000
Occidental Petroleum, $3.00........      140,000        7,910,000
                                                   --------------
                                                       14,450,000
                                                   --------------
Paper/Forest Products --
International Paper Capital Corp.#
 5.25%.............................      200,000        8,783,800
                                                   --------------
Printing & Publishing --
The News Corporation ADR, $.11.....      200,000        3,650,000
                                                   --------------
Steel --
WHX Corp., Ser. B, $3.75...........       48,500        2,037,000
                                                   --------------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $82,938,090)...............                    92,546,900
                                                   --------------

                                     Principal
              Issuer                Amount (USD)       Value
----------------------------------- ------------   --------------
FLOATING RATE NOTES -- 1.3%
Financial Services --
Goldman Sachs#,
 5.85% @, due 7/1/96
 (Cost $25,000,000)................ $ 25,000,000   $   24,812,500
                                                   --------------
CONVERTIBLE CORPORATE NOTES AND BONDS -- 5.9%
Airlines --
AMR, Corp., 6.125%, due 11/1/24....   10,000,000        9,623,400
                                                   --------------
Automotive --
Magna International Inc.,
 5.0%, due 10/15/02................    4,500,000        4,584,375
                                                   --------------
Computer Software --
Softkey International Inc.#,
 5.5%, due 11/1/00.................    7,000,000        5,929,280
                                                   --------------
Consumer Products --
Grand Metropoliton Placing#,
 6.5%, due 1/31/00.................    2,850,000        3,216,367
                                                   --------------
Electronics/Electrical
 Equipment --
National Semiconductor,
 6.5%, due 10/1/02.................   10,000,000        9,591,500
Sanmina Corp.#, 5.5%, due 8/15/02..    2,000,000        2,224,440
                                                   --------------
                                                       11,815,940
                                                   --------------
Financial Services --
First Financial Management,
 5%, due 12/15/99..................    5,000,000        7,687,250
MBL International Finance Bermuda,
 3%, due 11/30/02..................    5,000,000        5,222,500
South African Pulp & Paper
 Industries, BVI Finance Ltd, 7.5%,
 due 8/1/02........................    6,600,000        6,814,500
                                                   --------------
                                                       19,724,250
                                                   --------------
Insurance --
Aegon NV#, 4.75%, due 11/1/04......    8,500,000       11,177,500
                                                   --------------
Manufacturing --
3 Com Corp.#, 10.25%, due 11/1/01..    6,750,000       11,036,992
Coeur D'Alene Mines Corp.,
 6.0%, due 6/10/02.................    3,000,000        2,677,500
ICN Pharmaceutical,
 8.5%, due 11/15/99................    5,000,000        5,577,800
Waban Inc., 6.5%, due 7/1/02.......    3,000,000        2,797,500
                                                   --------------
                                                       22,089,792
                                                   --------------
Oil & Gas --
Apache Corp.#, 6%, due 1/15/02.....    5,000,000        5,381,350
                                                   --------------
Pharmaceuticals --
Ciba-Geigy AG#,
 6.25%, due 3/15/16................    3,000,000        3,015,000
                                                   --------------

                      See notes to financial statements.

                                      19

Growth and Income Portfolio
Portfolio of Investments October 31, 1995 (continued)
-         -------------------------------------------------------
----------------------
                                     Principal
              Issuer                   Amount          Value
-------   ---------------------------- ------------
--------------
Printing & Publishing --
Time Warner, Inc.,
 8.75%, due 1/10/15................ $  8,349,550   $    8,714,843
                                                   --------------
Retailing --
Federated Department Stores,
 5%, due 10/1/03...................    4,000,000        3,866,760
                                                   --------------
TOTAL CONVERTIBLE CORPORATE NOTES
 AND BONDS
  (Cost $97,167,708)...............                   109,138,857
                                                   --------------
U.S. GOVERNMENT OBLIGATIONS -- 0.9%
U.S. Treasury Bond,
  9.25%, due 02/15/16
  (Cost $14,430,500)...............   12,400,000       16,399,000
                                                   --------------
TOTAL LONG-TERM INVESTMENTS
 (Cost $1,387,696,657).............                 1,601,651,957
                                                   --------------
SHORT-TERM INVESTMENTS -- 12.9%
U.S. GOVERNMENT OBLIGATIONS -- 0.2%
U.S. Treasury Bill, due 11/24/95@@
  (Cost $3,189,011)................    3,200,000        3,189,011
                                                   --------------
U.S. GOVERNMENT AGENCY SPONSORED
 OBLIGATIONS -- 1.9%
Federal National Mortgage
  Association, 5.5%, due 11/29/95
  (Cost $34,850,005)...............   35,000,000       34,850,005
                                                   --------------
                                     Principal
              Issuer                   Amount          Value
----------------------------------- ------------   --------------
COMMERCIAL PAPER -- 10.8%
Chemicals --
duPont (El) deNemours,
  5.71%, due 11/2/95............... $ 35,000,000   $   34,994,449
                                                   --------------
Financial Services --
Federal Home Loan Bank,
 5.64%, due 11/2/95................   20,000,000       19,996,867
Household Finance Corp.,
 5.8%, due 11/1/95 ................   41,042,000       41,042,000
JP Morgan, 5.72%, due 11/9/95......   35,000,000       34,955,511
Receivables Capital Corp.#,
 5.75%, due 11/15/95...............   35,000,000       34,921,736
Svenska Handelsbanken,
 5.75%, due 11/3/95................   35,000,000       34,988,819
                                                   --------------
                                                      165,904,933
                                                   --------------
TOTAL COMMERCIAL PAPER
  (Cost $200,899,382)..............                   200,899,382
                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $238,938,398)..............                   238,938,398
                                                   --------------
TOTAL INVESTMENTS --
  (Cost $1,626,635,055)............        99.3%   $1,840,590,355

=================

---------------

@       =    Rate shown is the rate in effect at 10/31/95.
*       =    Non income producing security.
#       =    Security may only be sold to qualified institutional
             investors.
@@      =    This security is pledged to cover financial futures
             contracts.

Purchased Index Futures Outstanding


Expiration     Number of     Nominal Value      Unrealized
                      Description (A)
Date        Contracts      at 10/31/95      Appreciation
-----------------------------------------------------------
-----------   ------------   --------------    ------------
S & P 500 Futures..........................................     Dec
95          300         $ 87,577,500      $1,362,579

---------------

(A)    =    One contract equals 500 shares.

                      See notes to financial statements.

                                      20

Capital Growth Portfolio
Portfolio of Investments October 31, 1995
         --------------------------------------------------------
----------------------
              Issuer                   Shares          Value
---------   -------------------------- ------------
--------------
LONG-TERM INVESTMENTS -- 88.6%
COMMON STOCK -- 86.3%
Agricultural Products/
  Services -- 5.0%
AGCO Corp. ........................      435,000   $   19,466,250
Agrium, Inc. ......................       60,000        2,460,000
Case Corp. ........................      153,500        5,852,188
IMC Global, Inc. ..................      100,000        7,000,000
Mississippi Chemical...............      200,000        4,825,000
Terra Industries, Inc. ............      500,000        6,312,500
Vigoro Corp. ......................      110,000        4,771,250
                                                     ------------
                                                       50,687,188
                                                     ------------
Automotive -- 2.0%
Echlin, Inc. ......................      115,000        4,111,250
Lear Seating Corp. ................      160,000        4,440,000
Magna International, Inc. Class
 A.................................      100,000        4,325,000
Masland Corp. .....................      350,000        4,900,000
Strattec Security Corp. ...........       20,000          335,000
Titan Wheel International, Inc. ...      127,500        1,848,750
                                                     ------------
                                                       19,960,000
                                                     ------------
Banking -- 4.4%
BayBanks, Inc. ....................      175,000       14,175,000
Dime Bancorp, Inc.*................      200,000        2,125,000
Midlantic Corp., Inc. .............       50,000        2,650,000
Standard Federal Bancorporation....      450,000       15,975,000
Zions Bancorporation...............      150,000       10,387,500
                                                     ------------
                                                       45,312,500
                                                     ------------
Broadcasting -- 0.2%
People's Choice TV Corp.*..........       87,740        1,820,605
                                                     ------------
Business Services -- 0.7%
Equifax, Inc. .....................      125,000        4,875,000
PHH Corp. .........................       50,000        2,187,500
                                                     ------------
                                                        7,062,500
                                                     ------------
Chemicals -- 0.9%
Hanna (M.A.) Co. ..................      150,000        3,843,750
Material Sciences Corp.*...........      200,000        3,325,000
The Geon Company...................      100,000        2,487,500
                                                     ------------
                                                        9,656,250
                                                     ------------
Computer Software -- 3.9%
American Management Systems,
 Inc.*.............................      150,000        4,331,250
BMC Software, Inc. ................      125,000        4,453,125
Computervision Corp.*..............      300,000        3,525,000
FileNet Corp.*.....................      190,000        8,621,250
Reynolds & Reynolds, Inc., Class
 A.................................      500,000       17,812,500
Symantec Corp.*....................       50,000        1,215,625
                                                     ------------
                                                       39,958,750
                                                     ------------
Computers/Computer Hardware -- 4.5%
Comdisco, Inc. ....................      350,000       10,675,000
Cornerstone Imaging, Inc.*.........       60,000        1,350,000
Inference Corp., Class A...........       41,650          505,006
Micros Systems, Inc.*..............      100,000        3,725,000
Read-Rite Corp. ...................      250,000        8,718,750
SCI Systems, Inc.*.................      400,000       14,050,000
Solectron Corp.*...................      175,000        7,043,750
                                                     ------------
                                                       46,067,506
                                                     ------------
              Issuer                   Shares          Value
----------------------------------- ------------   --------------
Construction Materials -- 1.7%
Manville Corp.*....................      500,000   $    5,812,500
Texas Industries Inc. .............      100,000        5,262,500
USG Corp. .........................      200,000        5,825,000
                                                     ------------
                                                       16,900,000
                                                     ------------
Consumer Products -- 4.7%
Black & Decker Corp. ..............      250,000        8,468,750
Danaher Corp. .....................      300,000        9,300,000
First Brands Corp. ................      100,000        4,575,000
Fleetwood Enterprises, Inc. .......      250,000        5,125,000
Lancaster Colony Corp. ............      125,000        4,156,250
Leggett & Platt Inc. ..............      200,000        4,800,000
Toro Co. ..........................      400,000       11,550,000
                                                     ------------
                                                       47,975,000
                                                     ------------
Diversified -- 0.4%
Albany International Corp., Class
 A.................................      200,000        4,150,000
                                                     ------------
Electronics/Electrical Equipment -- 7.3%
Adaptec, Inc. .....................      150,000        6,675,000
ADT ltd. ..........................      400,000        5,600,000
AVX Corp. .........................      125,000        3,890,625
Belden, Inc. ......................      116,000        2,798,500
Harman International Industries,
 Inc. .............................      105,000        4,843,125
Integrated Device Technology,
 Inc.*.............................      275,000        5,225,000
ITI Technologies, Inc.*............       40,000        1,010,000
Lam Research Corp.*................       90,000        5,478,750
Linear Technology Corp. ...........       75,000        3,281,250
LTX Corp.* ........................      200,000        2,475,000
Mentor Graphics Corp. .............      250,000        5,250,000
Microchip Technology, Inc.*........      125,000        4,960,937
Tektronix Inc. ....................      100,000        5,925,000
Teradyne Inc.*.....................      130,000        4,338,750
Vishay Intertechnology, Inc. ......       50,600        1,783,650
Watkins-Johnson....................      100,000        4,812,500
Xilinx, Inc.*......................      125,000        5,750,000
                                                     ------------
                                                       74,098,087
                                                     ------------
Electronics Distributors -- 1.5%
Arrow Electronics, Inc.*...........      137,800        6,993,350
Marshall Industries*...............      225,000        7,931,250
                                                     ------------
                                                       14,924,600
                                                     ------------
Entertainment -- 1.1%
Bally Entertainment Corp.*.........      500,000        5,500,000
Integrity Music, Inc., Class A*....      200,000          475,000
Mirage Resorts, Inc.* .............      175,000        5,731,250
                                                     ------------
                                                       11,706,250
                                                     ------------
Financial Services -- 3.3%
Advanta Corp., Class A.............      200,000        7,750,000
DST Systems, Inc.*.................      174,500        3,664,500
Finova Group, Inc. ................      100,000        4,525,000
Green Tree Financial Corp. ........      450,000       11,981,250
National Auto Credit, Inc.*........      300,000        4,875,000
SEI Corp. .........................       62,200        1,321,750
                                                     ------------
                                                       34,117,500
                                                     ------------
Food/Beverage Products -- 1.6%
IBP, Inc. .........................      275,000       16,465,625
                                                     ------------

                      See notes to financial statements.

                                      21

Capital Growth Portfolio
Portfolio of Investments October 31, 1995 (continued)
-         -------------------------------------------------------
----------------------
              Issuer                   Shares          Value
----   ------------------------------- ------------
--------------
Health Care -- 4.5%
Apria Healthcare Group, Inc.*......       60,000   $    1,297,500
Beckman Instruments, Inc. .........      200,000        6,625,000
Beverly Enterprises................      350,000        4,112,500
HealthCare COMPARE*................      175,000        6,475,000
Horizon/CMS Healthcare Corp. ......      250,000        5,062,500
OrNda Healthcorp*..................      500,000        8,812,500
Sybron International Corp.*........      130,000        5,525,000
Universal Health Services, Inc.,
 Class B*..........................      200,000        7,500,000
                                                     ------------
                                                       45,410,000
                                                     ------------
Home Building Construction -- 0.6%
Oakwood Homes Corp. ...............      150,000        5,625,000
                                                     ------------
Insurance -- 6.1%
ACE, Ltd. #........................      170,000        5,780,000
American Re Corp. .................      150,000        5,737,500
Mid Ocean, Ltd.*...................      175,000        6,190,625
PartnerRe Holdings, Ltd. ..........       50,000        1,331,250
PXRE Corp. ........................      103,500        2,639,250
Reliance Group Holdings, Inc. .....      300,000        2,212,500
Reliastar Financial Corp. .........      325,000       13,568,750
SunAmerica, Inc. ..................      175,000       10,893,750
TIG Holdings Inc. .................      200,000        5,075,000
Transatlantic Holdings, Inc. ......       80,000        5,390,000
USF&G Corp. .......................      200,000        3,350,000
                                                     ------------
                                                       62,168,625
                                                     ------------
Machinery & Engineering Equipment -- 0.7%
Blount Inc., Class A...............       75,000        3,253,125
Precision Castparts Corp. .........      100,000        3,575,000
                                                     ------------
                                                        6,828,125
                                                     ------------
Manufacturing -- 5.7%
Duriron, Inc. .....................      100,000        2,675,000
Elsag Bailey Process Automation
 N.V.* ADR.........................      283,000        7,711,750
Furon Co. .........................      125,000        1,937,500
JLG Industries, Inc. ..............      200,000        4,700,000
Johnson Controls...................       85,000        4,951,250
Kennametal Inc. ...................      385,000       11,983,125
Mark IV Industries.................      200,000        3,900,000
Modine Manufacturing Co. ..........      350,000        9,625,000
NACCO Industries, Inc. Class A.....      100,000        5,725,000
Varity Corp.*......................      125,000        4,531,250
                                                     ------------
                                                       57,739,875
                                                     ------------
Metals/Mining -- 0.8%
Amcast Industrial Corp. ...........      200,000        3,400,000
Cleveland-Cliffs, Inc. ............       75,000        2,803,125
Commonwealth Aluminum Corp. .......      125,000        2,015,625
                                                     ------------
                                                        8,218,750
                                                     ------------
Oil & Gas -- 4.2%
Diamond Shamrock #.................      200,000        5,150,000
Noble Drilling Corp. ..............       27,097          189,681
Panhandle Eastern Corp. ...........      200,000        5,050,000
Smith International*...............      700,000       11,200,000
Total Petroleum of North America...      500,000        5,062,500
Triton Energy Corp. ...............      110,000        5,128,750
Union Texas Petroleum Holdings.....      225,000        4,050,000
Weatherford Enterra, Inc. .........      300,000        7,237,500
                                                     ------------
                                                       43,068,431
                                                     ------------
              Issuer                   Shares          Value
----------------------------------- ------------   --------------
Paper/Forest Products -- 1.3%
Boise Cascade Corp. ...............      125,000   $    4,531,250
Bowater, Inc. .....................      100,000        4,425,000
Rayonier, Inc. ....................      125,000        4,687,500
                                                     ------------
                                                       13,643,750
                                                     ------------
Printing & Publishing -- 0.4%
Pulitzer Publishing................      100,000        4,525,000
                                                     ------------
Real Estate Investment
 Trust -- 2.8%
Avalon Properties, Inc. ...........      200,000        3,900,000
Bay Apartment Communities, Inc. ...      150,000        3,093,750
Developers Diversified Realty......       50,000        1,425,000
Evans Withycombe Residential,
 Inc. .............................      150,000        2,831,250
Home Properties of New York,
 Inc. .............................      222,400        3,753,000
Liberty Property Trust.............      200,000        4,050,000
Oasis Residential, Inc. ...........      200,000        4,350,000
ROC Communities, Inc. .............      100,000        2,250,000
Storage Trust Realty...............      100,000        1,962,500
Walden Residential Properties,
 Inc.,.............................       65,000        1,194,375
                                                     ------------
                                                       28,809,875
                                                     ------------
Retailing -- 6.6%
Baker (J.), Inc. ..................      150,000          862,500
Big B Inc. ........................      212,000        3,127,000
Casey's General Stores, Inc. ......      225,000        5,175,000
Circuit City Stores, Inc. .........      200,000        6,675,000
Dillard Department Stores, Inc.,
 Class A...........................      350,000        9,493,750
Eckerd Corp.*......................      300,000       11,887,500
Ethan Allen Interiors, Inc.*.......      471,000        9,302,250
General Nutrition Companies,
 Inc. .............................      280,000        6,965,000
Kroger Co.*........................      150,000        5,006,250
Mercantile Stores..................      200,000        8,975,000
                                                     ------------
                                                       67,469,250
                                                     ------------
Shipping/Transportation -- 2.7%
Consolidated Freightways...........      200,000        4,650,000
GATX Corp. ........................      200,000        9,500,000
Pittston Services Group............      250,000        6,875,000
XTRA Corp. ........................      100,000        4,387,500
Landstar System, Inc.*.............       65,000        1,706,250
                                                     ------------
                                                       27,118,750
                                                     ------------
Steel -- 0.5%
LTV Corp.*.........................      400,000        5,600,000
                                                     ------------
Telecommunications -- 1.3%
Aspect Telecommunications Corp.*...      350,000       12,031,250
Mobilemedia Corp. .................       65,000        1,706,250
                                                     ------------
                                                       13,737,500
                                                     ------------
Textile Mill Products -- 1.0%
Springs Industries, Inc., Class
 A.................................      125,000        5,359,375
Warnaco Group, Inc., Class A.......      190,000        4,417,500
                                                     ------------
                                                        9,776,875
                                                     ------------
Utilities -- 3.9%
CINergy Corp. .....................      200,000        5,675,000
CMS Energy Corp. ..................      400,000       11,050,000
DQE, Inc. .........................      300,000        8,250,000
Pinnacle West Capital Corp. .......      300,000        8,250,000
Public Service Co. of Colorado.....      200,000        6,825,000
                                                     ------------
                                                       40,050,000
                                                     ------------

                      See notes to financial statements.

                                      22

Capital Growth Portfolio
Portfolio of Investments October 31, 1995 (continued)
         --------------------------------------------------------
----------------------
              Issuer                   Shares          Value
---   -------------------------------- ------------
--------------
TOTAL COMMON STOCK
 (Cost $775,067,805)...............                $  880,652,167
                                                     ------------
PREFERRED STOCK -- 0.1%
Electronics/Electrical Equipment --
Comptronix, Ser. A, 6%.............        3,758            6,577
                                                     ------------
Telecommunications --
LCI International, Inc., 5%........       10,000          478,750
                                                     ------------
TOTAL PREFERRED STOCK
 (Cost $250,000)...................                       485,327
                                                     ------------
WARRANTS -- 0.1%
Oil & Gas --
BJ Services Co., Expires 1/15/15,
 strike price, $30.00
 (Cost $600).......................       60,000          270,000
                                                     ------------

                                     Principal
                                       Amount
                                    ------------
CONVERTIBLE CORPORATE BONDS &
 NOTES -- 1.0%
Computer Software --
Softkey International Inc.#,
 5.5%, due 11/1/00................. $  5,000,000        4,235,200
                                                     ------------
Computers/Computer Hardware --
Quantum Corp.#,
 6.375%, due 4/1/00................      250,000          265,000
                                                     ------------
Health Care --
ICN Pharmaceutical,
 8.5%, due 11/15/99................    3,000,000        3,346,680
Surgical Laser Technology, Inc.,
 8.00%, due 7/30/99................        3,033            1,820
Shuler Homes,
 6.5%, due 1/15/03.................      300,000          252,375
                                                     ------------
                                                        3,600,875
                                                     ------------
Restaurants/Food Services --
Flagstar Companies, Inc.,
 10%, due 11/1/14..................      100,000           61,167
                                                     ------------
Tire & Rubber --
Titan Wheel International,
 4.75%, due 12/1/00................    1,500,000        1,800,000
                                                     ------------
                                     Principal
              Issuer                   Amount          Value
----------------------------------- ------------   --------------
TOTAL CONVERTIBLE CORPORATE BONDS &
 NOTES
 (Cost $10,140,800)................                $    9,962,242
                                                     ------------
VARIABLE RATE NOTES -- 1.1%
Goldman Sachs #,
  5.85%, due 7/1/96@
  (Cost $12,000,000)............... $ 12,000,000       11,889,720
                                                     ------------
TOTAL LONG-TERM INVESTMENTS
 (Cost $797,459,205)...............                   903,259,456
                                                     ------------
SHORT-TERM INVESTMENTS -- 10.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.9%
Federal Home Loan Bank, Discount
 Note, due 12/04/95................   20,000,000       19,897,517
Federal National Mortgage
 Association, Discount Note,
 due 11/15/95......................   20,000,000       19,956,133
                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS
 (Cost $39,853,650)................                    39,853,650
                                                     ------------
COMMERCIAL PAPER -- 6.5%
Household Finance Corp.,
  5.80%, due 11/01/95..............   26,325,000       26,325,000
Merrill Lynch, 5.73%, due
 11/10/95..........................   20,000,000       19,971,350
Receivables Capital Corp.,
 5.75%, due 11/15/95#..............   20,000,000       19,955,278
                                                     ------------
TOTAL COMMERCIAL PAPER
 (Cost $66,251,628)................                    66,251,628
                                                     ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $106,105,278)..............                   106,105,278
                                                     ------------
TOTAL INVESTMENTS --
 (Cost $903,564,483)...............        99.0%   $1,009,364,734
                                                     ------------
                                                     ------------

---------------

 *    =   Non-income producing security.
          Security may only be sold to qualified
 #    =   institutional investors.
 @    =   Rate shown is the rate in effect at 10/31/95

                      See notes to financial statements.

                                      23

International Equity Portfolio
Portfolio of Investments October 31, 1995
-----------------------------------------------------------------
-------------
                                                              Value
                Issuer                   Shares         (USD)
-------   -------------------------------- ---------
-------------
LONG-TERM INVESTMENTS -- 93.4%
COMMON STOCK -- 93.2%
ARGENTINA -- 1.1%
Banking--
 Banco Frances del Rio de la Plata
   S.A., ADR...........................    13,500   $     295,313
Oil & Gas--
 YPF Sociedad, ADR.....................     5,000          85,625
                                                    -----------
                                                          380,938
                                                    -----------
CHILE -- 0.7%
Packaging --
 Cristalerias De Chile S.A., ADR.......    10,000         242,500
                                                    -----------
FINLAND -- 1.7%
Electronics/Electrical Equipment --
 Nokia AB, Ser. A......................     5,000         286,182
 Nokia AB, Ser. K Shares...............     1,800         105,145
Paper/Forest Products --
 Kymmene OY............................     7,485         204,511
                                                    -----------
                                                          595,838
                                                    -----------
FRANCE -- 5.8%
Automotive --
 Peugeot S.A.*.........................     1,000         130,439
Broadcasting & Publishing --
 TV Francaise..........................     1,055         109,097
Consumer Products --
 SEITA.................................     7,050         245,418
Financial Services --
 Cetelem Group*........................     1,950         311,457
Leisure --
 Salomon S.A...........................       433         250,215
Oil & Gas --
 Total S.A., Ser. B....................     3,200         198,022
Pharmaceuticals --
 Roussel-Uclaf.........................     1,500         246,340
Retailing --
 Docks De France.......................     3,318         505,496
                                                    -----------
                                                        1,996,484
                                                    -----------
GERMANY -- 6.4%
Banking --
 Commerzbank AG........................     1,062         245,922
Electronics/Electrical Equipment --
 Siemens AG............................       313         164,181
Machinery & Equipment --
 Mannesmann AG.........................       540         177,819
Pharmaceuticals --
 Altana Industrie-Aktien Und Anlagen
   AG..................................       800         465,404
Retailing --
 Asko Deutsche Kaufhaus AG.............       790         410,455
 Karstadt AG...........................       560         244,387
Utilities --
 VEBA AG...............................    11,700         480,573
                                                    -----------
                                                        2,188,741
                                                    -----------
                                                        Value
                Issuer                   Shares         (USD)
--------------------------------------- ---------   -------------
HONG KONG -- 3.0%
Banking --
 HSBC Holdings Plc.....................    42,024   $     621,215
Diversified --
 Jardine Matheson Holdings.............    70,000         427,000
                                                    -----------
                                                        1,048,215
                                                    -----------
INDONESIA -- 1.0%
Telecommunications --
 PT Indosat, ADR *.....................    10,000         331,250
                                                    -----------
IRELAND -- 1.9%
Banking --
 Bank of Ireland.......................    83,000         551,102
Insurance --
 Irish Life Plc........................    28,000         103,138
                                                    -----------
                                                          654,240
                                                    -----------
ITALY -- 1.8%
Telecommunications --
 Telecom Italia Mobile.................   287,374         483,457
 Stet D Risp Port, Non-Convertible
   Savings Shares......................    60,947         132,975
                                                    -----------
                                                          616,432
                                                    -----------
JAPAN -- 30.0%
Automotive --
 Hitachi Zosen Corp.,..................    45,000         221,380
 Nissan Motor Co, Ltd..................    85,000         573,622
Banking --
 Industrial Bank of Japan..............    13,000         354,736
Engineering Services --
 JGC Corp. ............................    26,000         282,263
Electronics/Electrical Equipment --
 Advantest Corp........................    16,000         907,624
 Fanuc Co..............................    21,000         909,873
 Keyence Corp..........................     8,000         985,867
 Kyocera Corp..........................    15,000       1,229,400
 Mitsubishi Electric Corp..............    70,000         523,057
 Murata Manufacturing Co., Ltd.........     5,000         171,646
 NEC Corp..............................    51,000         673,382
 Ushio Inc.............................    51,000         578,610
Financial Services --
 Credit Saison Co. Ltd.................     5,000         105,140
 New Japan Securities..................    72,000         338,012
Machinery & Engineering Equipment --
 Komori Corp...........................    21,000         497,041
 Mitsubishi Heavy Industries Ltd.......    75,000         578,757
 Shin Nippon Machinery.................     7,000          52,716
Retailing --
 Ito-Yokado Co. Ltd....................    12,000         656,071
Steel --
 Nippon Steel Company..................   114,000         377,974
Telecommunications --
 Tamura Electric Works.................    20,000         305,149
                                                    -----------
                                                       10,322,320
                                                    -----------

                      See notes to financial statements.

                                      24

International Equity Portfolio
Portfolio of Investments October 31, 1995 (continued)
         --------------------------------------------------------
----------------------
                                                        Value
                Issuer                   Shares         (USD)
--   ------------------------------------- ---------
-------------
MALAYSIA -- 2.8%
Construction Materials --
 Sungei Way Holdings Bhd...............    84,000   $     282,645
Packaging --
 Kian Joo Can Factory Bhd..............   169,500         667,060
                                                    -----------
                                                          949,705
                                                    -----------
NETHERLANDS -- 5.1%
Appliances & Household Durables --
 Philips Gloeilampen...................     4,000         154,577
Broadcasting & Publishing --
 Verenigde Nederlandse Uitgevbedri
   Verigd Bezit (VNU)..................     2,843         398,398
Financial Services --
 International Nederlanden Groep NV....     8,315         495,687
Food/Beverage Products --
 Heineken NV...........................     1,927         341,818
Telecommunications --
 Royal PTT Nederland NV................    10,010         351,951
                                                    -----------
                                                        1,742,431
                                                    -----------
SPAIN -- 3.1%
Banking --
 Banco Santander.......................    13,545         590,627
Steel --
 Acerinox SA -- New....................       294          30,989
Utilities --
 Iberdrola S.A.........................    60,787         458,375
                                                    -----------
                                                        1,079,991
                                                    -----------
SWEDEN -- 1.5%
Automotive --
 Autoliv AB............................     4,875         279,660
Machinery & Engineering Equipment --
 Svedala Industri AB-Free..............    10,000         253,706
                                                    -----------
                                                          533,366
                                                    -----------
SWITZERLAND -- 5.6%
Pharmaceuticals --
 Ciba-Geigy AG (Bearer Shares).........       300         258,962
 Ciba-Geigy AG (Registered Shares).....       390         337,682
 Roche Holding AG......................       102         741,214
 Sandoz AG (Registered Shares).........       540         445,680
 Sandoz AG (Bearer Shares).............       157         130,684
                                                    -----------
                                                        1,914,222
                                                    -----------
THAILAND -- 6.7%
Banking --
 Bangkok Metropolitan Bank (Foreign)...   480,000         515,001
 Krung Thai Bank Ltd. (Foreign)........   149,000         592,092
Financial Services --
 Finance One Co., Ltd. (Foreign).......    79,000         442,639
Steel --
 Sahaviriya Steel Industry (Foreign)...   180,000         418,438
Telecommunications --
 Loxley Company Ltd. (Foreign).........    16,000         321,717
                                                    -----------
                                                        2,289,887
                                                    -----------
UNITED KINGDOM -- 15.0%
Aerospace --
 British Aerospace Plc.................     7,629          85,510
Airlines --
 British Airways Plc...................    28,864         207,621
                                                        Value
                Issuer                   Shares         (USD)
--------------------------------------- ---------   -------------
Automotive --
 Cowie Group Plc.......................    35,218   $     165,915
Banking --
 Abbey National Plc....................    12,990         109,970
Broadcasting & Publishing --
 General Cable Plc.....................    86,000         256,280
Computers/Computer Hardware --
 Amstrad Plc...........................    42,044         193,752
Consumer Products --
 B.A.T. Industries Plc.................    31,296         256,780
Electronics/Electrical Equipment --
 General Electric Company Plc..........    18,783          93,239
Hotels/Other Lodging --
 Greenalls Group Plc...................    45,122         345,254
Industrial Components --
 McKechnie Group Plc...................    27,822         191,769
Insurance --
 General Accident Plc..................    26,898         274,912
 Lloyds Abbey Life Group...............    20,450         147,907
 Royal Insurance Holdings Plc..........    37,493         231,460
Machinery & Equipment --
 Powerscreen International Plc.........    25,754         156,751
 Senior Engineering Group Plc..........   101,176         158,350
 Vickers Plc...........................    22,933          90,999
Packaging --
 David S. Smith (Holdings) Plc.........    18,961         172,659
Pharmaceuticals --
 Glaxo Wellcome Plc....................    14,899         201,032
Restaurants/Food Services --
 Compass Group Plc.....................    13,556          92,152
Retailing --
 Tesco Plc.............................    67,925         322,148
Shipping/Transportation --
 Ocean Group Plc.......................    18,680         108,675
Telecommunications --
 British Telecommunications Plc........    14,512          86,377
Textile Mill Products and Apparel --
 Coats Viyella Plc.....................    49,341         145,866
 Dewhirst Group Plc....................    36,021         106,488
Utilities --
 Anglian Water Plc.....................    31,064         276,239
 National Power Plc....................    85,268         272,296
 South West Water Plc..................    23,885         189,177
 Thames Water Plc......................    24,205         201,469
                                                    -----------
                                                        5,141,047
                                                    -----------
TOTAL COMMON STOCK
 (Cost $29,074,450)....................                32,027,607
                                                    -----------
WARRANTS -- 0.2%
MALAYSIA --
Construction Materials --
 Sungei Way Holdings Bhd., expires
   06/29/99............................    12,000          14,168
Packaging --
 Kian Joo Can Factory Bhd, expires
   05/22/99............................    23,000          38,016
                                                    -----------
TOTAL WARRANTS
 (Cost $13,456)........................             $      52,184
                                                    -----------

                      See notes to financial statements.

                                      25

International Equity Portfolio
Portfolio of Investments October 31, 1995 (continued)
-----------------------------------------------------------------
------------
                                         Principal
                                         Amount
                                        (in local       Value
                                        currency)       (USD)
                                        ---------   -------------
CORPORATE BONDS AND NOTES -- .0%
FRANCE --
Banking --
 Societe Generale (FRF),
   3.50%, due 01/01/00
   (Cost $2,844).......................    15,840   $       3,573
                                                    -----------
TOTAL LONG-TERM INVESTMENTS
 (Cost $29,090,750)....................                32,083,364
                                                    -----------
SHORT-TERM INVESTMENTS -- 0.1%
MONEY MARKET DEPOSIT
  ACCOUNT -- 0.1%
                                        Principal       Value
                Issuer                   Amount         (USD)
--------------------------------------- ---------   -------------
UNITED STATES --
  Chase Manhattan Bank @ 4.0%, due
    11/01/95
    (Cost $51,623)..................... $  51,623   $      51,623
                                                    -----------
TOTAL INVESTMENTS --
  (Cost $29,142,373)...................     93.5%   $  32,134,987
                                                    -----------
                                                    -----------

---------------

*   = Non income producing security.
FRF  = French Francs
USD = United States Dollars
ADR = American Depositary Receipts
@  = Affiliated Issuer

                      See notes to financial statements.

                                      26

Statement of Assets and Liabilities October 31, 1995
-----------------------------------------------------------------
-         ------------

                                                            Growth
&                         International
                                                             Income
      Capital Growth       Equity

Portfolio         Portfolio        Portfolio

--------------    --------------    ------------
ASSETS:
  Investment securities, at value (Note 1)..............
$1,840,590,355    $1,009,364,734    $ 32,134,987
  Cash..................................................
 152           152,545         --
  Foreign Currency (Cost $761,993)......................       --
              --               757,663
  Receivable for open forward currency contracts........       --
              --                14,938
  Receivable for investment securities sold.............
10,829,363        19,865,046       1,473,752
  Dividends and interest receivable.....................
4,017,526           776,763          64,928
  Receivable from VBDS (Note 2).........................       --
              --                 7,902
  Unamortized organization costs (Note 1)...............
23,996            23,996          24,923
  Other assets..........................................       --
                26,895             472

--------------    --------------     -----------
    Total Assets........................................
1,855,461,392     1,030,209,979      34,479,565

--------------    --------------     -----------
LIABILITIES:
  Payable to Custodian..................................       --
              --                43,628
  Payable for investment securities purchased...........       --
            10,213,300         --
  Accrued liabilities:
    Advisory fees (Note 2)..............................
638,362           348,151         --
    Administration fees (Note 2)........................
79,795            43,520         --
    Organization costs payable..........................
40,000            40,000         --
    Other accrued expenses..............................
110,092           139,289          61,609
  Variation margin payable on futures contracts.........
427,500          --               --
  Payable for open forward currency contracts...........       --
              --                 5,002

--------------    --------------     -----------
    Total Liabilities...................................
1,295,749        10,784,260         110,239

--------------    --------------     -----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS.............................................
$1,854,165,643    $1,019,425,719    $ 34,369,326

==============    ==============     ===========
Cost of Investments.....................................
$1,626,635,055    $  903,564,483    $ 29,142,373

==============    ==============     ===========

                      See notes to financial statements.

                                      27


Statement of Operations
For the Year Ended October 31, 1995
         --------------------------------------------------------
----------------------

                              International
Growth
& Income     Capital Growth       Equity

Portfolio          Portfolio         Portfolio

----------------    --------------    -------------
INVESTMENT INCOME (Note 1):
  Interest..............................................     $
26,372,528       $   7,285,147     $    119,763
  Dividends.............................................
30,917,914          11,074,210          725,167
  Foreign taxes withheld................................
(121,509)             (3,018)        (117,243)

-----------         -----------      -----------
      Total investment income...........................
57,168,933          18,356,339          727,687

-----------         -----------      -----------
EXPENSES:
  Advisory fees (Note 2)................................
6,815,197           3,563,194          431,019
  Administration fees (Note 2)..........................
851,900             445,399           21,632
  Accounting fees.......................................
83,003              81,003           74,151
  Custodian fees (Note 2)...............................
134,266             103,147           64,251
  Professional fees.....................................
70,000              68,769           64,275
  Trustee fees..........................................
 8,000               8,001            2,001
  Miscellaneous expense.................................
37,503              44,465           24,999
  Amortization of organization costs (Note 1)...........
 7,990               7,990           11,516

-----------         -----------      -----------
      Total expenses....................................
8,007,859           4,321,968          693,844

-----------         -----------      -----------
Less fees waived by the Advisor and Administrator (Note
  2)....................................................         --
                --                297,934

-----------         -----------      -----------
    Net Expenses........................................
8,007,859           4,321,968          395,910

-----------         -----------      -----------
  Net investment income.................................
49,161,074          14,034,371          331,777

-----------         -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments...........................................
79,876,783          38,313,408       (2,936,445)
  Futures transactions..................................
15,400,050            --               --
  Foreign currency transactions.........................
    56            --                152,966

-----------         -----------      -----------
    Net realized gain (loss)............................
95,276,889          38,313,408       (2,783,479)

-----------         -----------      -----------
Change in net unrealized appreciation (depreciation) on:
  Investments...........................................
153,073,852          83,513,979        1,410,173
  Futures contracts.....................................
1,767,626            --               --
  Foreign currency contracts and foreign currency
    translations........................................         --
                --                (23,821)

-----------         -----------      -----------
      Change in net unrealized appreciation
         (depreciation).................................
154,841,478          83,513,979        1,386,352

-----------         -----------      -----------
Net realized and unrealized gain (loss).................
250,118,367         121,827,387       (1,397,127)

-----------         -----------      -----------
Net increase (decrease) in net assets resulting from
  operations............................................
$299,279,441       $ 135,861,758     ($ 1,065,350)

===========         ===========      ===========

                      See notes to financial statements.

                                      28


Statement of Changes in Net Assets For the Periods Indicated
-----------------------------------------------------------------
-------------
                                        Growth & Income
       Capital Growth                International Equity
                                           Portfolio
          Portfolio                        Portfolio
                                -------------------------------
-------------------------------   -----------------------------
                                     Year          11/29/93*
    Year          11/29/93*          Year            Year
                                    ended           through
   ended           through           ended           ended
                                   10/31/95         10/31/94
  10/31/95         10/31/94        10/31/95        10/31/94
                                --------------   --------------
--------------   --------------   -------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS:
FROM OPERATIONS:
 Net investment income......... $   49,161,074   $   30,288,120
$   14,034,371   $    5,544,732   $     331,777   $     228,285
 Net realized gain (loss) on
   investments and foreign
   currency....................     95,276,889       (4,034,603)
   38,313,408       14,244,098      (2,783,479)        914,084
 Change in net unrealized
   appreciation on investments,
   futures and foreign currency
   translations................    154,841,478        9,175,252
   83,513,979        4,750,804       1,386,352         397,695
                                --------------   --------------
--------------   --------------   -------------   -------------
   Increase (decrease) in net
     assets resulting from
     operations................    299,279,441       35,428,769
  135,861,758       24,539,634      (1,065,350)      1,540,064
                                --------------   --------------
--------------   --------------   -------------   -------------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
 Contributions.................    511,820,403    1,858,407,526
1,403,653,138    1,071,735,107      27,092,056      61,709,664
 Withdrawals...................   (542,453,501)    (308,316,995)
(1,217,251,104)    (399,112,814)    (47,239,948)    (30,833,170)
                                --------------   --------------
--------------   --------------   -------------   -------------
Net increase (decrease) from
 transactions in investors'
 beneficial interests..........    (30,633,098)   1,550,090,531
  186,402,034      672,622,293     (20,147,892)     30,876,494
                                --------------   --------------
--------------   --------------   -------------   -------------
   Net increase (decrease) in
     net assets................    268,646,343    1,585,519,300
  322,263,792      697,161,927     (21,213,242)     32,416,558
NET ASSETS:
 Beginning of period...........  1,585,519,300         --
  697,161,927         --            55,582,568      23,166,010
                                --------------   --------------
--------------   --------------   -------------   -------------
 End of period................. $1,854,165,643   $1,585,519,300
$1,019,425,719   $  697,161,927   $  34,369,326   $  55,582,568
                                ================= =================
================= ================= =============== ===============

---------------
* Commencement of operations.

                      See notes to financial statements.

                                      29

   Notes to Financial Statements October 31, 1995
-----------------------------------------------------------------
-------------
1.   Organization and Significant Accounting Policies -- Growth and
Income
Portfolio ("GIP"), Capital Growth Portfolio ("CGP") and
International Equity
Portfolio ("IEP") (the "Portfolios") are separately registered under the
Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the
State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios. The GIP and CGP Portfolios commenced operations on November 29, 1993 and the IEP commenced operations on
December 31, 1992.

Effective October 16, 1995, the offshore partner, International Equity Fund, withdrew its partnership interests from the International Equity Portfolio in the form of cash. The partnership interest of the offshore fund declined from
19% at the beginning of the year to 1% at the time of transfer.

     The following is a summary of significant accounting policies followed by the Portfolios:

     A. Valuation of Investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market.
Securities
     for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices. Short-term obligations are valued at amortized cost if acquired with fewer than 61 days to maturity, or at value based on quoted exchange or over-the-counter prices, until the 61st day prior to maturity and thereafter by amortizing the value on the 61st day to par at maturity. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B. Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date (the date the order to
     buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     C. Repurchase agreements -- It is the Trusts' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal
Reserve Book
     Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

     D. Futures contracts -- When a portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the deposit is marked to market based upon changes in the value of the futures contract and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

                                      30

Notes to Financial Statements October 31, 1995 (continued)
-----------------------------------------------------------------
-------------

     The Growth and Income Portfolio invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of futures contracts subject the Portfolio to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the value of the contract.

     The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

     E. Foreign Currency Translations -- The books and records of the
     Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the
     U.S. dollar as quoted by a major bank, on the following basis:

     (a) Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

     (b) Purchases and sales of investment securities, income and expenses:
     at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the year, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at year end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the year. Accordingly, realized foreign currency gains (losses) are included in the reported net realized losses on security transactions.

     Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books on the transaction date and the U.S.
     dollar equivalent of the amounts actually received or paid.
Unrealized
     foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

     G. Forward Foreign Currency Exchange Contracts -- The portfolios may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the portfolio against fluctuations in the value of its assets or liabilities due to change in
     the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the portfolio records a realized gain or loss equal to the difference between the proceeds from
     (or cost of) the closing transaction and the portfolio's basis in the contract. The portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of currency, and in an unlimited amount for sales of currency.

                                      31

Notes to Financial Statements October 31, 1995 (continued)
-----------------------------------------------------------------
-------------

     H.   Federal Income Taxes and Distributions to Investors --
The
     Portfolios intend to qualify as partnerships and therefore net income and net realized gains are taxed to the partners. The investors in the
     Portfolios must take into account their proportionate share of the
     Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The
     Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the
     Portfolios will be managed in such a way that investors in the portfolio will be able to satisfy the requirements of subchapter M of the Internal
     Revenue Code to be taxed as regulated investment companies.

     I. Organization Costs -- Organization and initial registration costs incurred in connection with establishing each of the Portfolios have been deferred and are being amortized on a straight-line basis over a sixty-month period beginning with the commencement of operations of each
     Portfolio.

2.   Fees and Other Transactions with Affiliates

     A.   Investment Advisory Fees -- The Chase Manhattan Bank,
N.A.
     ("Chase"), a direct wholly-owned subsidiary of The Chase
Manhattan
     Corporation, is the Portfolios' investment adviser (the
"Adviser") and
     custodian (the "Custodian"). The Adviser manages the assets of the
     Portfolios pursuant to an Advisory Agreement, and for such services, is paid an annual fee computed daily and paid monthly based on an annual rate equal to .40% of the GIP's and CGP's average daily net assets and
     1.00% of the IEP's average daily net assets. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.D.
below.

     B. Custodial Fees -- Chase, as Custodian, provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

     C.   Administration Fee -- Pursuant to an Administration
Agreement,
     effective October 16, 1995, Chase ("the Administrator"), and prior thereto The Chase Manhattan Trust Corporation Limited, provides certain administration services to the Portfolios. For these services, the
     Administrator, and the predecessor administrator, receives from each
     Portfolio a fee computed at an annual rate equal to 0.05% of the respective Portfolio's average daily net assets. The
Administrator and
     its predecessor voluntarily waived all or a portion of its fees as outlined in Note 2D below.

     D. Waivers of fees -- For the year ended October 31, 1995, the Adviser and Administrator (including the predecessor) of IEP voluntarily waived fees to which they were entitled of $276,302 and $21,632, respectively.

     E. Other -- The Portfolios' organizational costs payable are comprised of liabilities owed to the Funds' Distributor, Vista Broker
Dealer
     Services (VBDS).

     On August 27, 1995, the Chase Manhattan Corporation and
Chemical Banking
     Corporation announced an agreement in principle to merge, which was approved by shareholders of both corporations on December 11, 1995, subject to the approval of regulators.

                                      32

Notes to Financial Statements October 31, 1995 (continued)
-----------------------------------------------------------------
-------------

3.   Investment Transactions

Purchases and sales of investments (excluding short-term investments) for the year ended October 31, 1995, were as follows:

                                                                GIP
             CGP             IEP

--------------    -------------    ------------
Purchases (excluding U.S. Government)...................
$1,097,535,211    $ 855,989,009    $ 53,287,404
Sales (excluding U.S. Government).......................
899,470,573      673,232,243      67,431,260
Purchases of U.S. Government............................
19,583,924               --              --
Sales of U.S. Government................................
113,064,899               --              --

The portfolio turnover rates of GIP, CGP and IEP Portfolios for this period were 71%, 86% and 137%, respectively.

4.   Open Forward Foreign Currency Contracts

International Equity Portfolio


                                                Net

                                             Unrealized
                                          Delivery
                             Market             Gain
                                        Value (Local          Cost
         Settlement          Value            (Loss)
                Sales                    Currency)            (USD)
           Date             (USD)            (USD)
-------------------------------------   ------------
-----------       ----------       -----------       ----------
Italian Lira.........................    965,910,000
$600,000        11/22/95           $604,315         ($4,315)
Japanese Yen.........................     35,000,000
342,801        11/02/95            342,425             376
Japanese Yen.........................     35,000,000
342,801        11/02/95            342,425             376
Japanese Yen.........................     70,000,000
686,275        11/02/95            684,650           1,625
Japanese Yen.........................     39,000,000
381,792        11/17/95            382,479            (687)
Japanese Yen.........................    178,000,000
1,758,198        11/30/95          1,749,196           9,002
Japanese Yen.........................    103,000,000
1,015,809        11/30/95          1,012,250           3,559

-----------                        -----------       ----------
Total Sales..........................
$5,127,676                         $5,117,740          $9,936

==========                         ==========       =========

5.   Foreign Cash Positions

International Equity Portfolio


                            Net Unrealized
                                                      Local
 Cost       Market Value     Gain (Loss)
                    Currency                          Value
 (USD)         (USD)            (USD)
------------------------------------------------   -----------
---------    ------------    --------------
Australian Dollar...............................         3,684
$   2,788      $  2,806              $18
German Deutsche Mark............................       441,079
 313,535       313,524              (11)
Great British Pound.............................        88,003
 139,125       139,125                0
Japanese Yen....................................    30,899,255
 306,545       302,208           (4,337)

---------    ------------    --------------

$ 761,993      $757,663          ($4,330)

========    ===========     ============

                                     33


                         REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees
and Beneficial Interest Holders of
Growth and Income Portfolio
Capital Growth Portfolio
International Equity Portfolio

In our opinion, the accompanying statement of assets of liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Growth and Income Portfolio, Capital Growth Portfolio and
International Equity Portfolio (the "Portfolios") at October 31,
1995, the
results of each of their operations for the year then ended and the changes in each of their net assets for the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036
December 15, 1995








   MAXIM SERIES FUND, INC.
MAXIM VISTA GROWTH & INCOME PORTFOLIO

Financial Statements and Financial Highlights for the Period from December 21, 1994
(Inception) to October 31, 1995 and
Independent Auditors' Report















INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholders of Maxim Series Fund, Inc.:




We have audited the accompanying statement of assets and liabilities, of Maxim Vista Growth & Income Portfolio of Maxim Series Fund, Inc. as of October 31, 1995, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from December 21, 1994 (inception) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers, and the application of alternative auditing procedures when confirmations were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Maxim Vista Growth & Income Portfolio of Maxim Series Fund, Inc. at October 31, 1995 and the results of its operations, the changes in net assets and the financial highlights for the period from December 21, 1994 (inception) to October 31, 1995, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE  LLP


December 28, 1995


       MAXIM SERIES FUND INC.                           STATEMENT
OF ASSETS AND LIABILITIES    OCTOBER 31, 1995
           MAXIM VISTA    GROWTH    & INCOME       PORTFOLIO
ASSETS:    Investments in Hub - Growth and Income Portfolio, at
value $ 49,416,846  Receivable for investments sold  64,033
 Total Assets  49,480,879      LIABILITIES:        Payable for
redemptions  55,535      Other liabilities  22,181         Total
Liabilities  77,716      NET ASSETS $ 49,403,163       NET ASSETS
REPRESENTED BY:      Capital stock, $.10 par value $ 4,071,719
Additional paid-in capital  39,527,174    Net unrealized
appreciation on investments  4,389,466    Undistributed net
investment income  343    Accumulated undistributed net realized
gain on investments  1,414,461      NET ASSETS $ 49,403,163
NET ASSET VALUE PER OUTSTANDING SHARE $ 1.2133      SHARES OF
CAPITAL STOCK:      Authorized  100,000,000    Outstanding
40,717,195
 See notes to financial statements.
       MAXIM SERIES FUND INC.                 STATEMENT OF
OPERATIONS    FOR THE PERIOD DECEMBER 21, 1994 (Inception) TO
OCTOBER 31, 1995
       MAXIM VISTA    GROWTH       & INCOME    PORTFOLIO
INVESTMENT INCOME:      Investment income allocated from Hub
portfolio $ 932,323    Expenses allocated from Hub portfolio
(138,311)        Total investment income from Hub portfolio
794,012      EXPENSES:      Advisory fees  155,092        Total
expenses  155,092      NET INVESTMENT INCOME  638,920
REALIZED AND UNREALIZED GAIN  ON INVESTMENTS:      Net realized
gain on investments  1,414,461    Change in net unrealized
appreciation on investments  4,389,466      Net change in realized
and unrealized appreciation on investments  5,803,927      NET
INCREASE IN NET ASSETS RESULTING         FROM OPERATIONS $
6,442,847       See notes to financial statements.

       MAXIM SERIES FUND, INC.                 STATEMENT OF CHANGES
IN NET ASSETS    FOR THE PERIOD DECEMBER 21, 1994 (Inception) TO
OCTOBER 31, 1995


                                              MAXIM VISTA
GROWTH     & INCOME     PORTFOLIO             INCREASE IN NET
ASSETS:        OPERATIONS:      Net investment income $ 638,920
Net realized gain  1,414,461    Change in net unrealized
appreciation  4,389,466    Net increase in net assets resulting
from operations  6,442,847      DISTRIBUTION TO SHAREHOLDERS:
From net investment income  (638,577)      Total distribution
(638,577)      SHARE TRANSACTIONS:      Net proceeds from sale of
shares  54,737,972    Reinvestment of distribution  638,577    Cost
of shares redeemed  (11,777,656)        Net increase in net assets
resulting from share transactions  43,598,893          Total
increase in net assets  49,403,163      NET ASSETS:      Beginning
of period  0    End of period $ 49,403,163
     See notes to financial statements.
       MAXIM SERIES FUND, INC.                             MAXIM
VISTA GROWTH & INCOME PORTFOLIO          FINANCIAL HIGHLIGHTS
               Selected data for a share of capital stock of the
portfolio for the period December 21, 1994 (inception) to
October 31, 1995 were as follows:
Period Ended    October 31, 1995                   Net Asset Value,
Beginning of Period $ 1.0000      Income From Investment Operations
       Net Investment Income  0.0174      Net realized and
unrealized gain  0.2133      Total Income From Investment
Operations  0.2307      Less Distributions        From Net
Investment Income  (0.0174)      Total Distributions  (0.0174)
 Net Asset Value, End of Period $ 1.2133      Total Return  27.30%
 *      Net Assets, End of Period $ 49,403,163      Ratio of
Expenses to Average Net Assets  1.01%   *      Ratio of Net
Investment Income to Average Net Assets  2.21%   *      *
Annualized
   MAXIM SERIES FUND, INC.
MAXIM VISTA GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD DECEMBER 21, 1994 (Inception) TO OCTOBER 31, 1995

1.	HISTORY OF THE FUND

	Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. The Maxim Vista Growth & Income Portfolio (the
Portfolio) is non-diversified. The Portfolio commenced operations on December 21, 1994. Interests in the Portfolio are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account II of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

	The Fund seeks to achieve the investment objective of the Portfolio through the adoption of a Hub and Spoke structure.
Contribution of Portfolio (i.e., the Spoke) investible funds to the Hub portfolio are made in exchange for beneficial interests in the Hub portfolio of equal value. The Hub portfolio is the Growth and Income Portfolio; a non-diversified open-end management investment company organized as a trust under the laws of the State of New
York and registered under the Investment Company Act of 1940, as amended. Financial statements of the Hub portfolio are presented following the Portfolio's financial statements.

	The portfolio's percentage interest in the Hub portfolio is 2.67% at October 31, 1995.

2.	SIGNIFICANT ACCOUNTING POLICIES

	The following is a summary of the significant accounting policies of the Fund, which are in accordance with the accounting principles generally accepted in the investment company industry:

	Security Transactions

	Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment. The cost of investments sold is determined on the basis of first in, first out. Distributions to shareholders are recorded on the ex-dividend date. Dividends from investment income of the Portfolio are declared and reinvested quarterly and dividends from capital gains are declared and reinvested annually.

	Security Valuation

	The Portfolio's investment in the Hub portfolio is valued at the last reported net asset value of the Hub portfolio. The portfolio receives an allocation of investment income and Hub expenses as well as realized and unrealized gains and losses on a daily basis from the Hub. In addition, the Portfolio accrues its own expenses daily as incurred.

	Federal Income Taxes

	For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal
Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with the requirements for regulated investment companies.
Accordingly, no provision for federal income taxes has been made


3.	INVESTMENT ADVISORY AGREEMENT

	The Fund has entered into an investment advisory agreement with The Great-West Life Assurance Company (parent of the Company). As compensation for its services to the Fund with respect to the Maxim
Vista Growth & Income Portfolio, the investment advisor receives monthly compensation at the annual rate of .53% of the average daily net assets of the Maxim Vista Growth & Income Portfolio.

4.	Investment Transactions - Increases and decreases in the
Portfolio's investment in the Hub portfolio during the period
December 21, 1994 to October 31, 1995 were as follows:



              Increases in  Decreases in    Hub Portfolio
Investment  Hub Portfolio Investment        Maxim Vista Growth &
Income Portfolio $ 54,737,972 $ 11,777,656   5.	Transactions in
shares of beneficial interest during the period December 21, 1994
to October 31, 1995 were as follows:                       Shares
sold  50,481,605  Shares issued in reinvestment of distributions
544,981  Shares redeemed  (10,309,391)      Net increase in shares
of beneficial interest outstanding  40,717,195      Outstanding
shares at:        Beginning of period  0      End of Period
40,717,195      Maxim Vista Growth and Income Portfolio

         Since inception (December 21, 1994), the Portfolio has benefitted from a positive economic environment for the U.S. stock market. For the year ended October 31, 1995, the
Portfolio had a total return of 22.78%.

         In late 1994, the U.S. stock market was at a crossroad as economic signals were mixed. That is, some sectors were showing solid growth while others were slowing as a result of recent rate hikes by the Federal Reserve. By the end of the first quarter, 1995, however, stocks had climbed into the record books as conditions for the stock market improved:
inflation was under control, the dollar firmed and first quarter earnings were better-than-expected.

         The market continued its ascent to new highs in the second and third quarters of
1995, sparked by continued declines in interest rates and as the threat of inflation dissipated.
Strong economic reports dampened fears that the economy was entering a recession and helped bolster the market's performance. The market was further helped as the dollar stabilized against major foreign currencies.

         After equities posted solid gains for the first nine months of the fiscal period, cyclical issues began to turn lower in July on expectations of a weakening economy while the defensive sector gained. The fiscal period ended on a negative note for equities on weaker-than-expected third-quarter earnings results in the cyclical area and continued mixed economic data.

         For the period under review, the Portfolio benefited from significant investments in basic industry, capital goods and financial companies, which performed well.

         Going forward, basic industry, capital goods and financial sectors appear to show the most promise; some consumer staples and health care issues also may be promising.
Technology stocks are expected to remain volatile as investors with large weightings and sold gains take some profits and those who missed the rally begin buying on downturns. It is anticipated that a 10% cash position will be maintained to give the opportunity to take advantage of attractive investment opportunities in the months ahead.

          Average Annual Total Returns

One Year                  N/A
Five Year                  N/A
Ten Year                   N/A
Since Inception           22.78%
(12/21/94)

                             Growth of $10,000

$13,000
                                    $12,407.36 (Lipper Growth and
Income Fund Index)
                                               $12,315.70 (Maxim Vista
Growth and Income Portfolio
$12,000



$11,000



$10,000


         Maxim Vista Growth and Income Portfolio
-------- Lipper Growth and Income Fund Index

Past performance is not predictive of future performance.
Investment return and
principal value will fluctuate with market conditions. When share are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in the Maxim
Vista Growth and Income Portfolio and the Lipper Growth and Income
Fund
Index from December 21, 1994 to October 31, 1995.

The Lipper Growth and Income Funds Index, an equally wieghted performance indicator, tracks the total returns of the 30 largest growth and income funds in the industry. Funds included in the index are representative of the market.


